Assets held for sale, liabilities of disposal groups held for sale and business acquisitions (Tables)	12 Months Ended
Dec. 31, 2023
Non-current Assets Held For Sale And Discontinued Operations [Abstract]
Assets held for sale and liabilities of disposal groups held for sale

	2023	2022
	$m	$m
Held for sale at 31 Dec
Disposal groups	115,836	118,055
Unallocated impairment losses[1]	(1,975)	(2,385)
Non-current assets held for sale	273	249
Assets held for sale	114,134	115,919
Liabilities of disposal groups held for sale	108,406	114,597
1  This represents impairment losses in excess of the carrying value of the non-current assets, excluded from the measurement scope of IFRS 5.
At 31 December 2023, the major classes of assets and associated liabilities of disposal groups held for sale, excluding allocated impairment losses, were as follows:

	Canada	Retail banking operations in France	Other[1]	Total
	$m	$m	$m	$m
Assets of disposal groups held for sale
Cash and balances at central banks[2]	5,370	226	—	5,596
Trading assets	2,465	—	—	2,465
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	15	49	—	64
Derivatives	528	—	—	528
Loans and advances to banks[2]	154	10,333	—	10,487
Loans and advances to customers	56,129	16,902	254	73,285
Reverse repurchase agreements – non-trading	2,723	—	—	2,723
Financial investments[3]	16,978	33		17,011
Goodwill	225	—		225
Prepayments, accrued income and other assets	3,318	132	2	3,452
Total assets at 31 Dec 2023	87,905	27,675	256	115,836

Liabilities of disposal groups held for sale
Trading liabilities	1,417	—	—	1,417
Deposits by banks	78	—	—	78
Customer accounts	63,001	22,307	642	85,950
Repurchase agreements – non-trading	2,768	—	—	2,768
Financial liabilities designated at fair value	—	2,370	—	2,370
Derivatives	608	7	—	615
Debt securities in issue	7,707	1,377	—	9,084
Subordinated liabilities	8	—	—	8
Accruals, deferred income and other liabilities	5,916	196	4	6,116
Total liabilities at 31 Dec 2023	81,503	26,257	646	108,406

Expected date of completion	First quarter of 2024	1 January 2024
Operating segment	All global businesses	WPB
1  Includes balances classified as held for sale in respect of the planned sale of our retail business in Mauritius and planned sale of our global hedge fund administration business across several markets.
2  Under the financial terms of the sale of our retail banking operations in France, HSBC Continental Europe will transfer the business with a net asset value of €1.7bn ($1.8bn) for a consideration of €1. Any required increase to the net asset value of the business to achieve this will be satisfied by the inclusion of additional cash. Based upon the net liabilities of the disposal group at 31 December 2023, HSBC would be expected to include a cash contribution of $11bn, of which $10.5bn was reclassified as held for sale at 31 December 2023 (‘Loans and advances to banks’, $10.3bn, ‘Cash and balances at central bank’, $0.2bn).
3  Includes financial investments measured at fair value through other comprehensive income of $9.4bn and debt instruments measured at amortised cost of $7.6bn.
At 31 December 2022, the major classes of assets and associated liabilities of disposal groups held for sale, excluding allocated impairment losses, were as follows:

	Canada	Retail banking operations in France	Other	Total
	$m	$m	$m	$m
Assets of disposal groups held for sale
Cash and balances at central banks	4,664	71	1,811	6,546
Trading assets	3,168	—	8	3,176
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	13	47	1	61
Derivatives	866	—	—	866
Loans and advances to banks	99	—	154	253
Loans and advances to customers	55,197	25,029	350	80,576
Reverse repurchase agreements – non-trading	4,396	—	250	4,646
Financial investments[1]	17,243	—	106	17,349
Goodwill	225	—	—	225
Prepayments, accrued income and other assets	4,245	75	26	4,357
Total assets at 31 Dec 2022	90,127	25,222	2,706	118,055

Liabilities of disposal groups held for sale
Trading liabilities	2,751	—	3	2,754
Deposits by banks	62	—	2	64
Customer accounts	60,606	22,348	2,320	85,274
Repurchase agreements – non-trading	3,266	—	—	3,266
Financial liabilities designated at fair value	—	3,523	—	3,523
Derivatives	806	7	—	813
Debt securities in issue	11,602	1,326	—	12,928
Subordinated liabilities	8	—	—	8
Accruals, deferred income and other liabilities	5,727	159	81	5,967
Total liabilities at 31 Dec 2022	84,828	27,363	2,406	114,597

Expected date of completion	Second half of 2023	Second half of 2023
Operating segment	All global businesses	WPB
1  Includes financial investments measured at fair value through other comprehensive income of $11.2bn and debt instruments measured at amortised cost of $6.2bn.

Disclosure of detailed information about business combination	The details of the business combination at acquisition are as follows:

At
13 Mar
2023
$m
Fair value of assets acquired	11,367
Fair value of liabilities acquired	(9,776)
Fair value of net assets acquired	1,591

Provisional gain on acquisition	1,591
Consideration transferred settled in cash	—
Cash and cash equivalents acquired	1,243
Net cash inflow on acquisition	1,243